Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Schedule of exchange rates used

	Average rate			Closing rate
				Dec 31,	Dec 31,	Dec 31,
	2018	2019	2020	2018	2019	2020
USD (EUR 1)	1.1779	1.1191	1.1412	1.1419	1.1234	1.2271
AED (EUR 1)	4.2713	4.0985	4.2091	4.1396	4.0795	4.5045
INR (EUR 1)	79.3177	78.7980	84.5737	78.5156	80.1870	89.6605